Income Taxes - Disclosure of Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates to Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Income before income taxes	$ 24,276	$ 23,008
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax expense based on the above rates	$ 6,555	$ 6,212
Non-deductible expenses and permanent differences	1,525	1,409
Non-taxable portion of capital gain or loss	(433)	(1,209)
Withholding taxes	1,940	1,434
Change in valuation allowance and other	872	(1,235)
Income tax expense	$ 10,459	$ 6,611